Private Placement: (Details Text) (USD $)	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Private Placement Details Text [Abstract]
Private placement gross proceeds	$ 5,250,000
Private placement units	1,750,000
Warrant term	2 years
Warrant exercise price	$ 4.00
Units issued to related party	1,500,000
Fair value of warrants issued	$ 543,915
Warrants outstanding		875,000